J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

Exhibit 99.1 - Schedule 4

Loan ID	Seller Loan ID	ALT ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
		3158704305	0507-096	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XX.XX	XX.XX	Audit reflects difference in net rental income per documents in the loan file.